FINANCE COSTS AND UNWINDING OF OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs on bonds, bank loans and other	$ 121	$ 113	$ 102
Amortisation of fees	6	6	8
Lease finance charges	12	12	11
Less: interest capitalised	0	0	(2)
Total finance costs	139	131	119
Unwinding of obligations	28	26	30
Total finance costs and unwinding of obligations	$ 167	$ 157	$ 149